Document and Entity Information	Dec. 28, 2023
Entity Information [Line Items]
Document Period End Date	Dec. 28, 2023
Document Type	8-K
Document Period End Date	Dec. 28, 2023
Entity Registrant Name	Endo International plc
Entity Central Index Key	0001593034
Amendment Flag	false
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor, Minerva House, Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin 4,
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not Applicable
City Area Code	353
Local Phone Number	1-268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false